Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Premiums and other considerations	$ 19,739	$ 58,202	$ 39,382
Annuity product charges	230,354	242,631	251,227
Net investment income	2,307,463	2,037,475	2,182,078
Change in fair value of derivatives	(1,138,128)	1,348,735	34,666
Net realized losses on investments	(47,848)	(13,242)	(80,680)
Other revenue	42,245	16,160	0
Loss on extinguishment of debt	0	0	(2,024)
Total revenues	1,413,825	3,689,961	2,424,649
Benefits, Losses and Expenses [Abstract]
Insurance policy benefits and change in future policy benefits (remeasurement losses of future policy benefit reserves of $(1,959) for 2022 and $(1,907) for 2021)	33,220	73,896	49,742
Interest sensitive and index product benefits	554,871	2,231,567	1,543,270
Market risk benefits (gains) losses	3,684	268,973	0
Amortization of deferred sales inducements	181,970	191,884	438,164
Change in fair value of embedded derivatives	(2,352,598)	(358,302)	(1,286,787)
Interest expense on notes and loan payable	32,098	25,581	25,552
Interest expense on subordinated debentures	5,331	5,324	5,557
Amortization of deferred policy acquisition costs	284,011	306,370	649,554
Other operating costs and expenses	239,526	241,882	183,636
Total benefits and expenses	(1,017,887)	2,987,175	1,608,688
Income before income taxes	2,431,712	702,786	815,961
Income tax expense	511,135	149,763	144,501
Net income	1,920,577	553,023	671,460
Less: Net income available to noncontrolling interests	358	0	0
Net income available to American Equity Investment Life Holding Company stockholders	1,920,219	553,023	671,460
Less: Preferred stock dividends	43,675	43,675	33,515
Net income available to American Equity Investment Life Holding Company common stockholders	$ 1,876,544	$ 509,348	$ 637,945
Earnings per common share (in dollars per share)	$ 20.72	$ 5.43	$ 6.93
Earnings per common share - assuming dilution (in dollars per share)	$ 20.50	$ 5.39	$ 6.90
Weighted average common shares outstanding: earnings per common share (in shares)	90,558,121	93,860,378	92,055,035
Weighted average common shares outstanding: earnings per common share - assuming dilution (in shares)	91,538,128	94,491,159	92,392,496